Acquisitions - Schedule of deferred consideration liability (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 14, 2025	Oct. 04, 2024	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			$ 2,966	$ 35,068	$ 43,652
Deferred consideration recognized on acquisition				920	1,218
Interest expense on deferred consideration				2,436	5,913
Effect of exchange rate differences				63	82
Reversal of interest expense on deferred consideration					(11)
Change in fair value on deferred consideration paid				(46)	(796)
Post-closing purchase price adjustment					(3,740)
Issuance of SVS as settlements of deferred consideration				(77)
Cash payments of deferred consideration				(35,398)	(11,250)
Total deferred consideration liability, ending balance				2,966	35,068
Deferred consideration, total				2,966	35,068
Less: Deferred consideration liability - current				(2,966)	(33,068)
Deferred consideration liability - net of current				0	2,000
Payments of deferred consideration				35,398	11,250
Tryke
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			0	32,564	41,652
Deferred consideration recognized on acquisition				0	0
Interest expense on deferred consideration				2,436	5,913
Effect of exchange rate differences				0	0
Reversal of interest expense on deferred consideration					(11)
Change in fair value on deferred consideration paid				0	0
Post-closing purchase price adjustment		$ 3,700			(3,740)
Issuance of SVS as settlements of deferred consideration				0
Cash payments of deferred consideration				(35,000)	(11,250)
Total deferred consideration liability, ending balance				0	32,564
Deferred consideration, total				0	32,564
Less: Deferred consideration liability - current				0
Deferred consideration liability - net of current				0
Deferred consideration, anniversary payment amount				21,200	25,000
NRPC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			2,000	2,000	2,000
Deferred consideration recognized on acquisition				0	0
Interest expense on deferred consideration				0	0
Effect of exchange rate differences				0	0
Reversal of interest expense on deferred consideration					0
Change in fair value on deferred consideration paid				0	0
Post-closing purchase price adjustment					0
Issuance of SVS as settlements of deferred consideration				0
Cash payments of deferred consideration				0	0
Total deferred consideration liability, ending balance				2,000	2,000
Deferred consideration, total				2,000	2,000
Less: Deferred consideration liability - current				(2,000)
Deferred consideration liability - net of current				0
NRPC | Subsequent events
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, ending balance			2,000
Deferred consideration, total			2,000
Deferred consideration, amount retained for tax			1,200
Curaleaf Poland S.A.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			0	504	0
Deferred consideration recognized on acquisition				0	1,218
Interest expense on deferred consideration				0	0
Effect of exchange rate differences				17	82
Reversal of interest expense on deferred consideration					0
Change in fair value on deferred consideration paid				(46)	(796)
Post-closing purchase price adjustment					0
Issuance of SVS as settlements of deferred consideration				(77)
Cash payments of deferred consideration				(398)	0
Total deferred consideration liability, ending balance				0	504
Deferred consideration, total				0	504
Less: Deferred consideration liability - current				0
Deferred consideration liability - net of current				0
Payments of deferred consideration	$ 400
Acquisition related deferred equity consideration (in shares)	96,052
Other
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			$ 966	0	0
Deferred consideration recognized on acquisition				920	0
Interest expense on deferred consideration				0	0
Effect of exchange rate differences				46	0
Reversal of interest expense on deferred consideration					0
Change in fair value on deferred consideration paid				0	0
Post-closing purchase price adjustment					0
Issuance of SVS as settlements of deferred consideration				0
Cash payments of deferred consideration				0	0
Total deferred consideration liability, ending balance				966	0
Deferred consideration, total				966	$ 0
Less: Deferred consideration liability - current				(966)
Deferred consideration liability - net of current				$ 0